                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES
                           VAN KAMPEN HIGH YIELD FUND
                        VAN KAMPEN STRATEGIC INCOME FUND
                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                            VAN KAMPEN UTILITY FUND

                    SUPPLEMENT DATED AUGUST 31, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding The Vanguard Group, Inc. to the list of firms that have entered into agreements with the Distributor to offer shares of the Fund pursuant to such firm's retirement plan alliance program(s).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MF SPT SAI TR